Significant Events After the Balance Sheet Date (Details) - Subsequent Events [Member] - TWD ($) $ / shares in Units, shares in Thousands, $ in Thousands	Aug. 16, 2024	Jul. 29, 2024
Significant Events After the Balance Sheet Date [Line Items]
Issuance of shares (in Shares)		15,000
Issue price, per share (in New Dollars per share)		$ 20
Total amount		$ 300,000
Investment amount	$ 40,564
Ownership percentage	36.04%